Estimated Capital Allowances (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Tax losses, deductible amount		$ 187.8	$ 211.1
Calculated tax losses		652.3	739.1
Gold Fields Operations
Operating Loss Carryforwards [Line Items]
Tax losses, deductible amount	[1]	65.8	84.9
Calculated tax losses	[1]	$ 219.2	283.0
Tax rate	[1]	30.00%
GFI Joint Venture Holdings
Operating Loss Carryforwards [Line Items]
Tax losses, deductible amount	[1]	$ 6.7	6.3
Calculated tax losses	[1]	$ 22.2	20.9
Tax rate	[1],[2]	30.00%
Gold Fields Group Services (Proprietary) Limited [Member]
Operating Loss Carryforwards [Line Items]
Tax losses, deductible amount	[1]		0.2
Calculated tax losses	[1]		0.8
Tax rate	[1]	28.00%
Abosso Goldfields Limited
Operating Loss Carryforwards [Line Items]
Tax losses, deductible amount	[3]	$ 23.0	16.3
Calculated tax losses	[3]	$ 65.7	46.5
Tax rate	[3]	35.00%
Exploration Entities
Operating Loss Carryforwards [Line Items]
Tax losses, deductible amount	[4]	$ 92.3	103.4
Calculated tax losses	[4]	$ 345.2	$ 387.9
Tax rate		35.00%
Exploration Entities | Minimum
Operating Loss Carryforwards [Line Items]
Tax rate	[4]	15.00%
Exploration Entities | Maximum
Operating Loss Carryforwards [Line Items]
Tax rate	[4]	35.00%

[1]	These future deductions may be utilized against income generated by the individual tax entity concerned and do not expire unless the tax entity ceases to commercially operate for a period longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilized by the tax entities in which the deductions have been generated.
[2]	During 2014, the South African Revenue Services ("SARS") issued a Finalisation of Audit Letter ("the Audit Letter") stating that SARS had disallowed $1,014.2 million of GFIJVH's recognised capital allowance of $1,586.0 million. The company has not received an assessment from SARS disallowing the $1 014.2 million and the company believes it is more likely than not it has a defendable position over this matter.
[3]	Tax losses may be carried forward for five years. These losses expire on a first-in-first-out basis.
[4]	The tax losses of $345.2 million (2014: $387.9 million) comprise $3.8 million (2014: $12.1 million) of tax losses that expire between one and two years, $62.9 million (2014: $67.1 million) of tax losses that expire between two and five years, $49.6 million (2014: $62.5 million) of tax losses that expire between five and ten years, $40.7 million (2014: $21.6 million) of tax losses that expire after 10 years and $188.2 million (2014: $224.6 million) of tax losses that have no expiry date.